CONSOLIDATED BALANCE SHEET (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 0	$ 0	$ 215,737
Prepaid expense.	3,152	152	2,238
Total current assets	3,152	152	217,975
Property and equipment, net	36,013	38,353	46,325
Mining assets	179,300	179,300	25,000
Total assets	218,465	217,805	289,300
Current liabilities:
Accounts payable	58,431	90,372	21,767
Accrued liabilities	42,711	110,216	13,698
Note payable	25,000	50,000	0
Derivative liability,	30,555	30,555	0
Due to related party	38,910	38,910	38,910
Total current liabilities	195,607	320,053	74,375
Total liabilities	195,607	320,053	74,375
Commitments,
Shareholders' equity (deficit):
Common stock, 150,000,000 shares authorized, $0.001 par value;99,504,663 ,89,994,663 and 116,791,068 shares issued and outstanding as of March 31, 2013 ,December 31, 2012and , 2011, respectively	99,505	89,995	116,791
Additional paid-in capital	4,023,131	3,497,642	1,812,532
Deficit accumulated during the exploration stage	(4,080,924)	(3,671,447)	(1,697,717)
Total Lone Star Gold, Inc. Shareholders' equity (deficit)	41,712	(83,810)	231,606
Noncontrolling interest in subsidiary	(18,854)	(18,438)	(16,681)
Total Shareholders' equity (deficit)	22,858	(102,248)	214,925
Total Liabilities and shareholders' equity (deficit)	$ 218,465	$ 217,805	$ 289,300